UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

ITEM I SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of September 30, 2013 (Unaudited)

CGM Advisor Targeted Equity Fund

Shares	Description	Value (†)
Common Stocks – 98.7% of Net Assets
	Airlines – 5.4%
1,300,000	Delta Air Lines, Inc.	$30,667,000

	Automobiles – 17.6%
2,120,000	Ford Motor Co.	35,764,400
770,000	General Motors Co.(b)	27,696,900
280,000	Toyota Motor Corp., Sponsored ADR	35,848,400

		99,309,700

	Capital Markets – 16.0%
175,000	Goldman Sachs Group, Inc. (The)	27,686,750
2,330,000	Morgan Stanley	62,793,500

		90,480,250

	Diversified Financial Services – 8.3%
965,000	Citigroup, Inc.	46,812,150

	Energy Equipment & Services – 10.3%
595,000	Halliburton Co.	28,649,250
330,000	Schlumberger Ltd.	29,158,800

		57,808,050

	Health Care Providers & Services – 2.2%
115,000	Cigna Corp.	8,838,900
35,000	Humana, Inc.	3,266,550

		12,105,450

	Household Durables – 15.9%
1,470,000	DR Horton, Inc.	28,562,100
910,000	Lennar Corp., Class A	32,214,000
890,000	Toll Brothers, Inc.(b)	28,862,700

		89,638,800

	Insurance – 0.7%
80,000	MetLife, Inc.	3,756,000

	Internet & Catalog Retail – 5.1%
28,600	priceline.com, Inc.(b)	28,913,170

	Internet Software & Services – 10.4%
520,000	eBay, Inc.(b)	29,010,800
590,000	Facebook, Inc., Class A(b)	29,641,600

		58,652,400

	Oil, Gas & Consumable Fuels – 4.8%
120,000	Chevron Corp.	14,580,000
145,000	ExxonMobil Corp.	12,475,800

		27,055,800

	Road & Rail – 2.0%
92,000	Canadian Pacific Railway Ltd.	11,343,600

	Total Common Stocks (Identified Cost $486,987,625)	$556,542,370

Principal Amount
Short-Term Investments – 1.2%
$6,850,000	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2013 at 0.000% to be repurchased at $6,850,000 on 10/01/2013 collateralized by $7,095,000 U.S Treasury Note, 0.625% due 8/31/2017 valued at $6,988,575 including accrued interest(c) (Identified Cost $6,850,000)	$6,850,000

	Total Investments – 99.9% (Identified Cost $493,837,625)(a)	563,392,370
	Other assets less liabilities – 0.1%	724,645

	Net Assets – 100.0%	$564,117,015

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service, recommended by the investment adviser and approved by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid prices may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2013, the net unrealized appreciation on investments based on a cost of $493,837,625 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$70,650,663
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,095,918)

Net unrealized appreciation	$69,554,745

At December 31, 2012, late-year ordinary and post-October capital loss deferrals were $3,709,332. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$556,542,370	$—	$—	$556,542,370
Short-Term Investments	—	6,850,000	—	6,850,000

Total	$556,542,370	$6,850,000	$—	$563,392,370

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2013, there were no transfers among Levels 1, 2 and 3.

Industry Summary at September 30, 2013 (Unaudited)

Automobiles	17.6%
Capital Markets	16.0
Household Durables	15.9
Internet Software & Services	10.4
Energy Equipment & Services	10.3
Diversified Financial Services	8.3
Airlines	5.4
Internet & Catalog Retail	5.1
Oil, Gas & Consumable Fuels	4.8
Health Care Providers & Services	2.2
Road & Rail	2.0
Other Investments, less than 2% each	0.7
Short-Term Investments	1.2

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2013 (Unaudited)

Hansberger International Fund

Shares	Description	Value (†)
Common Stocks – 98.8% of Net Assets
	Australia – 0.8%
13,246	Westpac Banking Corp.	$404,888

	Brazil – 4.2%
34,858	Cielo S.A., Sponsored ADR	955,806
92,565	Itau Unibanco Holding S.A., Preference ADR	1,307,018

		2,262,824

	Canada – 5.2%
8,429	Canadian National Railway Co.	854,448
68,774	Manulife Financial Corp.	1,138,898
22,048	Suncor Energy, Inc.	788,877

		2,782,223

	China – 11.2%
1,146,000	China Longyuan Power Group Corp., Class H	1,191,019
650,000	China State Construction International Holdings Ltd.	1,048,004
784,000	China Unicom Hong Kong Ltd.	1,216,522
169,000	Ping An Insurance (Group) Co. of China Ltd., Class H	1,258,037
24,900	Tencent Holdings Ltd.	1,309,455

		6,023,037

	Denmark – 2.2%
6,942	Novo Nordisk A/S, Class B	1,175,728

	France – 6.3%
51,496	AXA S.A.	1,195,162
16,887	BNP Paribas S.A.	1,142,312
5,422	LVMH Moet Hennessy Louis Vuitton S.A.	1,068,488

		3,405,962

	Germany – 5.8%
10,675	Adidas AG	1,157,935
10,833	Henkel AG & Co. KGaA	959,729
13,243	SAP AG, Sponsored ADR	978,922

		3,096,586

	India – 2.3%
40,394	HDFC Bank Ltd., ADR	1,243,327

	Italy – 2.4%
132,100	Prada SpA	1,283,129

	Japan – 10.2%
50,300	Komatsu Ltd.	1,255,939
14,300	Softbank Corp.	993,099
252,000	Sumitomo Mitsui Trust Holdings, Inc.	1,252,456
31,200	Toyota Motor Corp.	2,001,090

		5,502,584

Shares	Description	Value (†)
Common Stocks – continued
	Korea – 2.4%
2,047	Samsung Electronics Co. Ltd., GDR, 144A	$1,305,986

	Mexico – 2.3%
44,999	Grupo Televisa SAB, Sponsored ADR	1,257,722

	Netherlands – 4.2%
12,790	ASML Holding NV, (Registered)	1,263,140
77,679	CNH Industrial NV	996,235

		2,259,375

	Norway – 1.9%
49,202	Subsea 7 S.A.	1,023,144

	Peru – 1.8%
7,302	Credicorp Ltd.	938,015

	Russia – 1.3%
60,064	Sberbank of Russia, Sponsored ADR	722,570

	Switzerland – 11.9%
53,083	ABB Ltd., (Registered)	1,253,782
13,997	Cie Financiere Richemont S.A., (Registered)	1,402,440
38,526	Credit Suisse Group AG, (Registered)	1,178,199
15,902	Holcim Ltd., (Registered)	1,185,617
5,047	Roche Holding AG	1,362,051

		6,382,089

	United Kingdom – 22.4%
75,351	Barclays PLC, Sponsored ADR	1,283,981
63,648	BG Group PLC	1,215,019
14,296	BHP Billiton PLC	420,536
76,815	BP PLC	538,538
24,164	British American Tobacco PLC	1,271,734
159,528	Michael Page International PLC	1,272,927
113,597	Prudential PLC	2,113,381
17,362	Rio Tinto PLC	847,492
33,304	Standard Chartered PLC	797,888
201,614	Tesco PLC	1,172,087
28,583	Unilever PLC	1,111,315

		12,044,898

	Total Common Stocks (Identified Cost $46,692,927)	53,114,087

Principal Amount
Short-Term Investments – 2.5%
$1,331,361	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2013 at 0.000% to be repurchased at $1,331,361 on 10/01/2013 collateralized by $1,365,000 Federal Home Loan Bank Corporation, 0.120% due 3/28/2014 valued at $1,365,000 including accrued interest (b) (Identified Cost $1,331,361)	1,331,361

	Total Investments – 101.3% (Identified Cost $48,024,288)(a)	54,445,448
	Other assets less liabilities – (1.3)%	(696,660)

	Net Assets – 100.0%	$53,748,788

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and subadviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service, recommended by the investment adviser and subadviser and approved by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid prices may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At September 30, 2013, approximately 70% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales):

At September 30, 2013, the net unrealized appreciation on investments based on a cost of $48,024,288 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$7,135,507
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(714,347)

Net unrealized appreciation	$6,421,160

(b)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the value of Rule 144A holdings amounted to $1,305,986 or 2.4% of net assets.
ADR/GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*
Australia	$—	$404,888	$—	$404,888
China	—	6,023,037	—	6,023,037
Denmark	—	1,175,728	—	1,175,728
France	—	3,405,962	—	3,405,962
Germany	978,922	2,117,664	—	3,096,586
Italy	—	1,283,129	—	1,283,129
Japan	—	5,502,584	—	5,502,584
Norway	—	1,023,144	—	1,023,144
Switzerland	—	6,382,089	—	6,382,089
United Kingdom	1,283,981	10,760,917	—	12,044,898
All Other Common Stocks*	12,772,042	—	—	12,772,042

Total Common Stocks	15,034,945	38,079,142	—	53,114,087

Short-Term Investments	—	1,331,361	—	1,331,361

Total	$15,034,945	$39,410,503	$—	$54,445,448

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2013, there were no transfers among Levels 1, 2 and 3.

Industry Summary at September 30, 2013 (Unaudited)

Commercial Banks	16.9%
Insurance	10.5
Textiles, Apparel & Luxury Goods	9.2
Pharmaceuticals	4.8
Semiconductors & Semiconductor Equipment	4.7
Oil, Gas & Consumable Fuels	4.7
Machinery	4.2
Automobiles	3.7
Internet Software & Services	2.4
Professional Services	2.4
Metals & Mining	2.4
Tobacco	2.3
Media	2.3
Electrical Equipment	2.3
Diversified Telecommunication Services	2.3
Independent Power Producers & Energy Traders	2.2
Construction Materials	2.2
Capital Markets	2.2
Food & Staples Retailing	2.2
Food Products	2.1
Construction & Engineering	2.0
Other Investments, less than 2% each	10.8
Short-Term Investments	2.5

Total Investments	101.3
Other assets less liabilities	(1.3)

Net Assets	100.0%

Currency Exposure Summary at September 30, 2013 (Unaudited)

United States Dollar	28.6%
British Pound	20.0
Hong Kong Dollar	13.6
Euro	12.1
Swiss Franc	11.9
Japanese Yen	10.2
Danish Krone	2.2
Other, less than 2% each	2.7

Total Investments	101.3
Other assets less liabilities	(1.3)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2013 (Unaudited)

Natixis Diversified Income Fund

Shares	Description	Value (†)
Common Stocks – 49.7% of Net Assets
	Aerospace & Defense – 1.8%
4,984	General Dynamics Corp.	$436,199
4,418	Honeywell International, Inc.	366,871
8,486	Lockheed Martin Corp.	1,082,389
5,407	Northrop Grumman Corp.	515,071

		2,400,530

	Automobiles – 0.1%
10,180	Ford Motor Co.	171,737

	Beverages – 0.1%
4,507	Coca-Cola Co. (The)	170,725

	Biotechnology – 0.1%
13,349	PDL BioPharma, Inc.	106,392

	Chemicals – 1.0%
3,453	International Flavors & Fragrances, Inc.	284,182
6,255	Olin Corp.	144,303
3,120	PPG Industries, Inc.	521,227
5,265	RPM International, Inc.	190,593
4,081	Sensient Technologies Corp.	195,439

		1,335,744

	Commercial Banks – 1.0%
6,886	Bank of Hawaii Corp.	374,943
4,677	BB&T Corp.	157,849
7,630	F.N.B. Corp.	92,552
6,875	First Niagara Financial Group, Inc.	71,294
7,708	FirstMerit Corp.	167,340
6,857	Trustmark Corp.	175,539
8,414	United Bankshares, Inc.	243,838
11,732	Valley National Bancorp	116,733

		1,400,088

	Commercial Services & Supplies – 1.1%
5,585	Deluxe Corp.	232,671
23,099	Pitney Bowes, Inc.	420,171
18,915	R.R. Donnelley & Sons Co.	298,857
5,361	Republic Services, Inc.	178,843
7,013	Waste Management, Inc.	289,216

		1,419,758

	Computers & Peripherals – 0.3%
9,111	Seagate Technology PLC	398,515

	Containers & Packaging – 0.5%
5,290	Avery Dennison Corp.	230,221
5,483	MeadWestvaco Corp.	210,437
6,731	Sonoco Products Co.	262,105

		702,763

Shares	Description	Value (†)
Common Stocks – continued
	Distributors – 0.3%
5,222	Genuine Parts Co.	$422,408

	Diversified Financial Services – 0.4%
3,308	McGraw Hill Financial, Inc.	216,972
8,617	NYSE Euronext	361,741

		578,713

	Diversified Telecommunication Services – 0.6%
8,714	AT&T, Inc.	294,708
12,380	CenturyLink, Inc.	388,484
7,493	Telefonica S.A., Sponsored ADR(b)	115,992

		799,184

	Electric Utilities – 3.0%
7,274	American Electric Power Co., Inc.	315,328
5,643	Cleco Corp.	253,032
4,855	Edison International	223,621
8,662	Entergy Corp.	547,352
11,784	Exelon Corp.	349,278
8,976	FirstEnergy Corp.	327,175
5,692	NextEra Energy, Inc.	456,271
5,914	Northeast Utilities	243,952
9,920	OGE Energy Corp.	358,013
7,145	Pinnacle West Capital Corp.	391,117
8,391	PPL Corp.	254,919
6,836	UNS Energy Corp.	318,694

		4,038,752

	Electrical Equipment – 0.8%
4,886	Eaton Corp. PLC	336,352
5,265	Emerson Electric Co.	340,645
3,628	Hubbell, Inc., Class B	379,997

		1,056,994

	Food & Staples Retailing – 0.1%
5,836	Sysco Corp.	185,760

	Food Products – 0.3%
5,277	General Mills, Inc.	252,874
3,328	Mondelez International, Inc., Class A	104,566

		357,440

	Gas Utilities – 0.9%
7,715	AGL Resources, Inc.	355,121
4,250	National Fuel Gas Co.	292,230
6,644	New Jersey Resources Corp.	292,668
5,071	Oneok, Inc.	270,386

		1,210,405

	Hotels, Restaurants & Leisure – 0.8%
7,236	Darden Restaurants, Inc.	334,955
5,729	McDonald’s Corp.	551,187
3,500	Starwood Hotels & Resorts Worldwide, Inc.	232,575

		1,118,717

Shares	Description	Value (†)
Common Stocks – continued
	Household Durables – 0.8%
7,266	Garmin Ltd.	$328,351
10,525	KB Home	189,660
7,254	Leggett & Platt, Inc.	218,708
3,603	Tupperware Brands Corp.	311,191

		1,047,910

	Household Products – 0.7%
5,632	Clorox Co. (The)	460,247
5,723	Kimberly-Clark Corp.	539,221

		999,468

	Industrial Conglomerates – 0.1%
5,255	General Electric Co.	125,542

	Insurance – 1.0%
3,579	Allstate Corp. (The)	180,918
6,344	Arthur J. Gallagher & Co.	276,916
6,781	Cincinnati Financial Corp.	319,792
9,789	Mercury General Corp.	472,906
9,507	Old Republic International Corp.	146,408

		1,396,940

	Leisure Equipment & Products – 0.2%
5,591	Mattel, Inc.	234,039

	Media – 0.4%
5,326	Cinemark Holdings, Inc.	169,047
7,417	Meredith Corp.	353,198

		522,245

	Metals & Mining – 0.3%
12,863	Cliffs Natural Resources, Inc.	263,692
5,795	Commercial Metals Co.	98,225

		361,917

	Multi Utilities – 3.2%
6,747	Alliant Energy Corp.	334,314
8,071	Avista Corp.	213,074
6,895	Black Hills Corp.	343,785
6,825	CenterPoint Energy, Inc.	163,595
6,568	CMS Energy Corp.	172,870
6,829	Dominion Resources, Inc.	426,676
6,761	DTE Energy Co.	446,091
8,470	Integrys Energy Group, Inc.	473,388
6,596	NiSource, Inc.	203,750
7,453	PG&E Corp.	304,977
7,817	Public Service Enterprise Group, Inc.	257,414
7,173	SCANA Corp.	330,245
5,588	Sempra Energy	478,333
8,836	TECO Energy, Inc.	146,147

		4,294,659

	Oil, Gas & Consumable Fuels – 0.9%
5,538	Chevron Corp.	672,867

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
7,552	ConocoPhillips	$524,940

		1,197,807

	Pharmaceuticals – 0.8%
7,093	Bristol-Myers Squibb Co.	328,264
6,764	Eli Lilly & Co.	340,432
6,502	Merck & Co., Inc.	309,560
5,804	Pfizer, Inc.	166,633

		1,144,889

	Real Estate Management & Development – 0.6%
11,500	Brookfield Office Properties, Inc.	219,305
29,700	Forest City Enterprises, Inc., Class A(b)	562,518

		781,823

	Real Estate Management/Services – 0.1%
12,100	American Homes 4 Rent, Class A(b)	195,415

	REITs - Apartments – 4.1%
12,500	American Campus Communities, Inc.	426,875
12,500	AvalonBay Communities, Inc.	1,588,625
10,800	BRE Properties, Inc.	548,208
11,200	Camden Property Trust	688,128
41,200	Equity Residential	2,207,084

		5,458,920

	REITs - Diversified – 2.6%
14,700	American Assets Trust, Inc.	448,497
23,100	DuPont Fabros Technology, Inc.	595,287
14,300	EPR Properties	696,982
20,100	First Potomac Realty Trust	252,657
19,300	Liberty Property Trust	687,080
10,400	Vornado Realty Trust	874,224

		3,554,727

	REITs - Healthcare – 3.0%
2,500	Aviv REIT, Inc.	57,000
33,200	HCP, Inc.	1,359,540
19,100	Health Care REIT, Inc.	1,191,458
22,800	Ventas, Inc.	1,402,200

		4,010,198

	REITs - Hotels – 1.3%
66,700	Host Hotels & Resorts, Inc.	1,178,589
5,400	Pebblebrook Hotel Trust	155,034
20,000	RLJ Lodging Trust	469,800

		1,803,423

	REITs - Manufactured Homes – 0.3%
13,400	Equity Lifestyle Properties, Inc.	457,878

	REITs - Multi Asset Class – 0.1%
11,100	Armada Hoffler Properties, Inc.	110,001

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Office Property – 3.3%
9,600	Alexandria Real Estate Equities, Inc.	$612,960
31,200	BioMed Realty Trust, Inc.	580,008
15,000	Boston Properties, Inc.	1,603,500
15,200	Douglas Emmett, Inc.	356,744
21,700	Kilroy Realty Corp.	1,083,915
11,300	Piedmont Office Realty Trust, Inc., Class A	196,168

		4,433,295

	REITs - Regional Malls – 3.9%
13,700	Macerich Co. (The)	773,228
26,500	Simon Property Group, Inc.	3,928,095
7,500	Taubman Centers, Inc.	504,825

		5,206,148

	REITs - Shopping Centers – 2.2%
7,900	Acadia Realty Trust	194,972
40,300	DDR Corp.	633,113
8,900	Federal Realty Investment Trust	902,905
17,700	Ramco-Gershenson Properties Trust	272,757
13,800	Regency Centers Corp.	667,230
25,600	Retail Opportunity Investments Corp.	353,792

		3,024,769

	REITs - Single Tenant – 0.3%
11,600	National Retail Properties, Inc.	369,112

	REITs - Storage – 2.4%
18,400	CubeSmart	328,256
18,200	Extra Space Storage, Inc.	832,650
12,500	Public Storage	2,006,875

		3,167,781

	REITs - Warehouse/Industrials – 1.4%
49,600	ProLogis, Inc.	1,865,952

	Thrifts & Mortgage Finance – 0.3%
6,650	Hudson City Bancorp, Inc.	60,183
12,889	New York Community Bancorp, Inc.	194,753
8,798	People’s United Financial, Inc.	126,515

		381,451

	Tobacco – 1.8%
8,791	Altria Group, Inc.	301,971
25,795	Lorillard, Inc.	1,155,100
7,125	Philip Morris International, Inc.	616,954
6,788	Universal Corp.	345,713

		2,419,738

	Trading Companies & Distributors – 0.4%
176	United Rentals, Inc.(b)	10,259
5,712	Watsco, Inc.	538,470

		548,729

	Total Common Stocks (Identified Cost $61,496,229)	66,989,401

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 47.4%
Non-Convertible Bonds – 43.9%
	ABS Car Loan – 0.6%
$ 100,000	Ford Credit Auto Owner Trust, Series 2011-B, Class A4, 1.350%, 12/15/2016	$100,873
160,000	Ford Credit Auto Owner Trust, Series 2013-B, Class A3, 0.570%, 10/15/2017	159,638
310,000	Honda Auto Receivables Owner Trust, Series 2013-2, Class A3, 0.530%, 2/16/2017	309,468
80,000	Nissan Auto Receivables Owner Trust, Series 2011-A, Class A4, 1.940%, 9/15/2017	81,136
48,000	Nissan Auto Receivables Owner Trust, Series 2013-A, Class A3, 0.500%, 5/15/2017	47,978
94,000	World Omni Auto Receivables Trust, Series 2013-A, Class A3, 0.640%, 4/16/2018	93,631

		792,724

	ABS Credit Card – 1.3%
100,000	Chase Issuance Trust, Series 2012-A5, Class A5, 0.590%, 8/15/2017	99,964
685,000	Chase Issuance Trust, Series 2012-A6, Class A, 0.312%, 8/15/2017(c)	684,090
100,000	Chase Issuance Trust, Series 2012-A8, Class A8, 0.540%, 10/16/2017	99,776
298,000	Citibank Credit Card Issuance Trust, Series 2013-A2, Class A2, 0.460%, 5/26/2020(c)	296,213
521,856	Citibank Credit Card Issuance Trust, Series 2013-A3, Class A3, 1.110%, 7/23/2018	523,609

		1,703,652

	ABS Home Equity – 2.2%
105,990	Banc of America Alternative Loan Trust, Series 2003-10, Class 3A1, 5.500%, 12/25/2033	107,550
146,186	Banc of America Funding Trust, Series 2004-B, Class 4A2, 2.858%, 11/20/2034(c)	134,864
46,170	Banc of America Funding Trust, Series 2005-4, Class 1A3, 5.500%, 8/25/2035	46,598
85,934	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	86,146
86,158	Banc of America Mortgage Securities, Inc., Series 2004-8, Class 1A19, 5.500%, 10/25/2034	88,840
111,411	Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A2, 2.976%, 2/25/2034(c)	109,974
37,163	Banc of America Mortgage Securities, Inc., Series 2005-A, Class 2A1, 2.986%, 2/25/2035(c)	36,477
4,488	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 11A1, 2.925%, 1/25/2035(c)	4,237
14,108	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 2A, 2.609%, 7/25/2034(c)	13,733
126,148	Countrywide Alternative Loan Trust, Series 2003-4CB, Class 1A1, 5.750%, 4/25/2033	129,769
196,810	Countrywide Alternative Loan Trust, Series 2004-27CB, Class A1, 6.000%, 12/25/2034	189,693
55,804	Countrywide Alternative Loan Trust, Series 2004-J3, Class 1A1, 5.500%, 4/25/2034	56,972
25,000	Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B, 5.103%, 5/25/2035	24,237

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$ 28,231	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB4, Class 2A1, 2.501%, 9/20/2034(c)	$26,664
40,150	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 4A1, 0.454%, 4/25/2035(c)	31,699
32,266	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-13, Class A3, 5.500%, 6/25/2035	31,845
18,987	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 3A4, 5.250%, 5/25/2028	19,394
16,265	GMAC Mortgage Corp. Loan Trust, Series 2003-J7, Class A7, 5.000%, 11/25/2033	16,552
82,771	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.410%, 7/19/2035(c)	74,930
72,529	GSR Mortgage Loan Trust, Series 2004-14, Class 3A1, 3.068%, 12/25/2034(c)	62,363
110,745	GSR Mortgage Loan Trust, Series 2004-14, Class 5A1, 2.715%, 12/25/2034(c)	109,422
200,000	GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, 2.663%, 9/25/2035(c)	194,782
131,670	HarborView Mortgage Loan Trust, Series 2004-3, Class 1A, 2.827%, 5/19/2034(c)	128,942
12,197	IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class A1, 0.504%, 7/25/2045(c)	10,643
51,849	JPMorgan Mortgage Trust, Series 2007-A1, Class 5A1, 2.950%, 7/25/2035(c)	51,123
51,577	MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class I2A1, 0.339%, 1/25/2047(c)	37,111
56,306	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1, 5.250%, 11/25/2033	58,548
53,727	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1, 6.000%, 6/25/2034	55,455
17,020	Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 1A2, 0.454%, 11/25/2035(c)	16,336
75,000	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5, 5.500%, 11/25/2035	74,906
59,209	New York Mortgage Trust, Series 2006-1, Class 2A2, 2.840%, 5/25/2036(c)	51,090
75,000	Residential Accredit Loans, Inc., Series 2003-QS17, Class CB5, 5.500%, 9/25/2033	76,954
50,178	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 6A, 2.650%, 9/25/2034(c)	48,657
169,078	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2004-20, Class 8A7, 5.750%, 11/25/2034	178,716
51,057	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2004-21XS, Class 1A5, 5.000%, 12/25/2034	52,876
38,442	WaMu Mortgage Pass Through Certificates, Series 2004-AR1, Class A, 2.546%, 3/25/2034(c)	38,186
131,479	WaMu Mortgage Pass Through Certificates, Series 2004-AR14, Class A1, 2.432%, 1/25/2035(c)	133,074
87,171	WaMu Mortgage Pass Through Certificates, Series 2004-CB2, Class 2A, 5.500%, 7/25/2034	89,883
11,556	WaMu Mortgage Pass Through Certificates, Series 2006-AR17, Class 1A1A, 0.969%, 12/25/2046(c)	10,647

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$ 24,102	WaMu Mortgage Pass Through Certificates, Series 2007-OA3, Class 2A1A, 0.919%, 4/25/2047(c)	$21,486
48,883	Wells Fargo Mortgage Backed Securities, Series 2003-N, Class 1A2, 4.578%, 12/25/2033(c)	49,948
62,365	Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 4.687%, 12/25/2033(c)	63,095
108,556	Wells Fargo Mortgage Backed Securities Trust, Series 2004-A, Class A1, 4.836%, 2/25/2034(c)	109,450
56,041	Wells Fargo Mortgage Backed Securities Trust, Series 2005-12, Class 1A2, 5.500%, 11/25/2035	56,336

		3,010,203

	ABS Other – 0.2%
280,000	Springleaf Funding Trust, Series 2013-BA, Class A, 3.920%, 1/16/2023, 144A	275,800

	Aerospace & Defense – 0.3%
200,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	167,000
300,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	275,899

		442,899

	Airlines – 1.3%
50,000	Air Canada Pass Through Trust, Series 2013-1, Class A, 4.125%, 11/15/2026, 144A	47,062
35,000	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	33,775
180,000	British Airways PLC, 5.625%, 12/20/2021, 144A	186,001
20,000	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	20,075
80,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	81,400
38,967	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	44,227
13,159	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	14,080
755,597	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024(d)	785,821
129,766	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	135,605
114,917	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	125,260
204,844	US Airways Pass Through Trust, Series 2012-1C, Class C, 9.125%, 10/01/2015	210,990

		1,684,296

	Automotive – 0.0%
40,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	39,600

	Banking – 3.3%
64,000	Ally Financial, Inc., 8.000%, 11/01/2031	72,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
600,000	Banco Santander Brasil S.A./Cayman Islands, 8.000%, 3/18/2016, 144A, (BRL)	$250,417
500,000	Bank of Montreal, 1.950%, 1/30/2018	512,781
500,000	Bank of Nova Scotia, 1.950%, 1/30/2017	512,950
250,000	Barclays Bank PLC, EMTN, 6.000%, 1/14/2021, (EUR)	375,108
355,000	Citigroup, Inc., 5.500%, 9/13/2025	365,101
105,000	Citigroup, Inc., 5.875%, 2/22/2033	104,548
25,000	Citigroup, Inc., 6.000%, 10/31/2033	25,197
20,000	Citigroup, Inc., 6.125%, 8/25/2036	20,129
185,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrecht, 3.875%, 2/08/2022	185,226
100,000	HBOS PLC, 6.000%, 11/01/2033, 144A	94,110
200,000	ING Bank NV, 5.800%, 9/25/2023, 144A	201,999
100,000	Intesa Sanpaolo S.p.A., 6.500%, 2/24/2021, 144A	104,019
120,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	94,223
400,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	411,972
100,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	104,558
175,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	180,459
100,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	100,040
720,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	671,557
40,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(n)	42,225

		4,428,619

	Brokerage – 0.5%
140,000	Jefferies Group LLC, 5.125%, 1/20/2023	141,099
45,000	Jefferies Group LLC, 6.250%, 1/15/2036	43,182
20,000	Jefferies Group LLC, 6.450%, 6/08/2027	20,400
295,000	Jefferies Group LLC, 6.500%, 1/20/2043	291,842
95,000	Jefferies Group LLC, 6.875%, 4/15/2021	105,371

		601,894

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Building Materials – 0.3%
$ 25,000	HD Supply, Inc., 7.500%, 7/15/2020, 144A	$25,906
170,000	Masco Corp., 5.850%, 3/15/2017	184,025
40,000	Masco Corp., 6.500%, 8/15/2032	39,700
15,000	Masco Corp., 7.750%, 8/01/2029	16,568
300,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	112,315

		378,514

	Chemicals – 0.2%
200,000	Hercules, Inc., 6.500%, 6/30/2029	178,000
25,000	Methanex Corp., 5.250%, 3/01/2022	25,932

		203,932

	Collateralized Mortgage Obligations – 0.0%
25,890	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 2.875%, 1/25/2036(c)	24,339

	Commercial Mortgage-Backed Securities – 1.3%
265,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	295,955
75,000	CW Capital Cobalt Ltd., Series 2006-C1, Class AM, 5.254%, 8/15/2048	76,699
200,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.729%, 11/10/2046, 144A(c)	193,018
400,000	Extended Stay America Trust, Series 2013-ESH7, Class D7, 5.521%, 12/05/2031, 144A(c)	400,369
185,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.993%, 8/10/2045(c)	180,848
25,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049	25,128
100,000	Morgan Stanley Capital I Trust, Series 2007-HQ12, Class AM, 5.760%, 4/12/2049(c)	106,169
100,000	Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B, 5.993%, 8/12/2045, 144A(c)	109,700
100,000	Motel 6 Trust, Series 2012-MTL6, Class D, 3.781%, 10/05/2025, 144A	96,891
130,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AM, 5.603%, 10/15/2048	140,536
125,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class D, 5.646%, 2/15/2044, 144A(c)	122,557

		1,747,870

	Consumer Products – 0.1%
160,000	Avon Products, Inc., 5.000%, 3/15/2023	160,987

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Diversified Manufacturing – 0.1%
$ 200,000	Votorantim Cimentos S.A., 7.250%, 4/05/2041, 144A	$183,250

	Electric – 0.9%
500,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	493,750
115,000,000	Emgesa S.A. E.S.P., 8.750%, 1/25/2021, 144A, (COP)	64,061
88,000,000	Empresas Publicas de Medellin E.S.P., 8.375%, 2/01/2021, 144A, (COP)	48,083
100,000	Enel Finance International NV, 5.125%, 10/07/2019, 144A	104,331
300,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	273,183
287,072	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.250% (12.250% PIK), 12/01/2018, 144A(e)	189,468

		1,172,876

	Financial Other – 0.3%
165,000	Aviation Capital Group Corp., 4.625%, 1/31/2018, 144A	164,069
110,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	116,112
200,000	Cielo S.A./Cielo USA, Inc., 3.750%, 11/16/2022, 144A	172,000

		452,181

	Food & Beverage – 0.0%
50,000	Viterra, Inc., 6.406%, 2/16/2021, 144A, (CAD)	52,967

	Government Guaranteed – 0.3%
250,000	Kommunalbanken AS, 2.375%, 1/19/2016	259,520
165,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	150,256

		409,776

	Government Owned - No Guarantee – 0.4%
59,000	Ecopetrol S.A., 5.875%, 9/18/2023	61,360
600,000	Pertamina Persero PT, 4.300%, 5/20/2023, 144A	513,000

		574,360

	Healthcare – 1.1%
25,000	HCA, Inc., 7.050%, 12/01/2027	23,938
75,000	HCA, Inc., 7.500%, 12/15/2023	76,500
520,000	HCA, Inc., 7.500%, 11/06/2033	516,100
310,000	HCA, Inc., 7.690%, 6/15/2025	317,362

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$ 20,000	HCA, Inc., 8.360%, 4/15/2024	$21,500
140,000	HCA, Inc., MTN, 7.580%, 9/15/2025	142,100
50,000	HCA, Inc., MTN, 7.750%, 7/15/2036	49,000
345,000	Owens & Minor, Inc., 6.350%, 4/15/2016	373,656

		1,520,156

	Home Construction – 0.8%
80,000	Beazer Homes USA, Inc., 9.125%, 5/15/2019	84,400
80,000	Desarrolladora Homex SAB de CV, 9.750%, 3/25/2020, 144A(f)	19,200
105,000	KB Home, 7.250%, 6/15/2018	113,006
150,000	KB Home, 7.500%, 9/15/2022	156,000
120,000	Lennar Corp., 4.750%, 11/15/2022	110,400
80,000	Pulte Group, Inc., 6.000%, 2/15/2035	68,800
515,000	Pulte Group, Inc., 6.375%, 5/15/2033	459,638

		1,011,444

	Independent Energy – 0.7%
90,000	Connacher Oil and Gas Ltd., 8.500%, 8/01/2019, 144A	64,350
85,000	Continental Resources, Inc., 4.500%, 4/15/2023	83,406
230,000	Newfield Exploration Co., 5.625%, 7/01/2024	222,525
400,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A(b)	64,000
200,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A	32,000
142,000	Pioneer Natural Resources Co., 7.200%, 1/15/2028	170,890
50,000	SandRidge Energy, Inc., 7.500%, 2/15/2023	49,500
45,000	SandRidge Energy, Inc., 8.125%, 10/15/2022	45,450
105,000	Southwestern Energy Co., 4.100%, 3/15/2022	105,019
100,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	102,750

		939,890

	Life Insurance – 0.3%
85,000	American International Group, Inc., 4.875%, 6/01/2022	91,185

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Life Insurance – continued
$ 300,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	$351,150

		442,335

	Local Authorities – 1.5%
260,000	Autonomous Community of Madrid Spain, 4.300%, 9/15/2026, 144A, (EUR)	310,275
235,000	Province of Ontario, Canada, 2.950%, 2/05/2015	243,030
780,000	Province of Ontario, Canada, 4.200%, 3/08/2018, (CAD)(d)	820,111
535,000	Province of Ontario, Canada, 4.750%, 1/19/2016	583,899
140,000	Province of Quebec, Canada, Series QC, 6.750%, 11/09/2015, (NZD)	122,822

		2,080,137

	Lodging – 0.0%
35,000	Royal Caribbean Cruises Ltd., 7.500%, 10/15/2027	36,925
1,000	Wyndham Worldwide Corp., 6.000%, 12/01/2016	1,107

		38,032

	Metals & Mining – 1.4%
255,000	Alcoa, Inc., 5.900%, 2/01/2027	246,597
40,000	Alcoa, Inc., 6.750%, 1/15/2028	40,480
100,000	AngloGold Ashanti Holdings PLC, 5.125%, 8/01/2022	84,297
245,000	ArcelorMittal, 6.000%, 3/01/2021	251,125
135,000	ArcelorMittal, 6.750%, 2/25/2022	142,087
225,000	ArcelorMittal, 7.250%, 3/01/2041	205,875
100,000	ArcelorMittal, 7.500%, 10/15/2039	94,750
75,000	Barrick North America Finance LLC, 4.400%, 5/30/2021	69,685
250,000	Newcrest Finance Pty Ltd., 4.200%, 10/01/2022, 144A	207,281
200,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	201,000
200,000	Samarco Mineracao S.A., 4.125%, 11/01/2022, 144A	174,000
10,000	United States Steel Corp., 6.650%, 6/01/2037	8,175
145,000	Xstrata Finance Canada Ltd., 4.950%, 11/15/2021, 144A	145,019

		1,870,371

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Captive Consumer – 1.0%
$ 250,000	SLM Corp., 5.500%, 1/25/2023	$228,896
180,000	SLM Corp., MTN, 7.250%, 1/25/2022	183,150
65,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	63,981
333,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	259,740
115,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	129,663
280,000	Springleaf Finance Corp., 7.750%, 10/01/2021, 144A	290,500
110,000	Springleaf Finance Corp., 8.250%, 10/01/2023, 144A	114,400
115,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	120,175

		1,390,505

	Non-Captive Diversified – 0.8%
25,000	CIT Group, Inc., 5.000%, 8/15/2022	24,438
20,000	CIT Group, Inc., 5.000%, 8/01/2023	19,363
400,000	General Electric Capital Corp., Series A, (fixed rate to 6/15/2022, variable rate thereafter), 7.125%(n)	435,000
15,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	13,010
80,000	International Lease Finance Corp., 5.875%, 4/01/2019	83,289
80,000	International Lease Finance Corp., 6.250%, 5/15/2019	84,000
35,000	International Lease Finance Corp., 8.250%, 12/15/2020	39,900
105,000	International Lease Finance Corp., 8.625%, 1/15/2022	121,012
140,000	iStar Financial, Inc., 7.125%, 2/15/2018	150,150
70,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	73,238

		1,043,400

	Oil Field Services – 0.0%
28,000	Hercules Offshore, Inc., 7.500%, 10/01/2021, 144A	28,000

	Packaging – 0.1%
65,000	Sealed Air Corp., 6.500%, 12/01/2020, 144A	68,088

	Paper – 0.2%
205,000	Weyerhaeuser Co., 6.875%, 12/15/2033	236,848
5,000	Weyerhaeuser Co., 6.950%, 10/01/2027	5,772

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Paper – continued
$ 30,000	Weyerhaeuser Co., 7.375%, 3/15/2032	$36,539

		279,159

	Pharmaceuticals – 0.5%
620,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	644,800
15,000	Valeant Pharmaceuticals International, 6.750%, 8/15/2021, 144A	15,600
10,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	10,650

		671,050

	Pipelines – 0.1%
70,000	Energy Transfer Partners LP, 5.200%, 2/01/2022	73,591
100,000	IFM US Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	105,076

		178,667

	Property & Casualty Insurance – 0.4%
520,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	568,547

	Retailers – 1.5%
215,000	Best Buy Co., Inc., 5.000%, 8/01/2018	220,912
212,644	CVS Pass-Through Trust, 7.507%, 1/10/2032, 144A	256,536
400,000	Dillard’s, Inc., 6.625%, 1/15/2018	437,000
205,000	Dillard’s, Inc., 7.000%, 12/01/2028	207,050
100,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	112,679
225,000	Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029	257,515
490,000	Toys R Us, Inc., 7.375%, 10/15/2018	422,625
65,000	William Carter Co. (The), 5.250%, 8/15/2021, 144A	65,000

		1,979,317

	Sovereigns – 0.2%
700,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	285,363

	Supermarkets – 0.4%
35,000	Delhaize Group S.A., 5.700%, 10/01/2040	34,190
320,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	230,400
260,000	SUPERVALU, Inc., 6.750%, 6/01/2021, 144A	247,000

		511,590

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Supranational – 0.1%
400,000		European Bank for Reconstruction & Development, EMTN, 9.000%, 4/28/2014, (BRL)	$180,283

		Technology – 1.3%
470,000		Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	397,150
390,000		Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	325,650
110,000		Arrow Electronics, Inc., 3.000%, 3/01/2018	110,953
195,000		Flextronics International Ltd., 5.000%, 2/15/2023	185,250
280,000		Hewlett-Packard Co., 4.650%, 12/09/2021	274,990
415,000		Jabil Circuit, Inc., 4.700%, 9/15/2022	397,362

			1,691,355

		Treasuries – 14.6%
240,000		Canadian Government, 2.750%, 9/01/2016, (CAD)(d)	241,799
515,000		Canadian Government, 3.000%, 12/01/2015, (CAD)	518,790
10,000		Italy Buoni Poliennali Del Tesoro, 5.000%, 8/01/2034, (EUR)	13,519
15,000		Italy Buoni Poliennali Del Tesoro, 5.250%, 11/01/2029, (EUR)	21,056
160,000		Italy Buoni Poliennali Del Tesoro, 5.500%, 11/01/2022, (EUR)	233,772
10,000		Italy Buoni Poliennali Del Tesoro, 5.750%, 2/01/2033, (EUR)	14,757
71,500	(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 11/13/2042, (MXN)	580,492
7,300	(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	73,350
30,000	(††)	Mexican Fixed Rate Bonds, Series M-30, 8.500%, 11/18/2038, (MXN)	264,428
10,000,000		Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)	258,383
215,000		Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, 144A, (EUR)	252,469
470,000		Spain Government Bond, 4.650%, 7/30/2025, (EUR)	645,841
645,000		U.S. Treasury Bond, 2.875%, 5/15/2043(d)	547,444
1,153,171		U.S. Treasury Inflation Indexed Bond, 0.625%, 2/15/2043(g)	945,420
1,670,080		U.S. Treasury Inflation Indexed Bond, 2.500%, 1/15/2029(d)(g)	2,052,764
6,139,847		U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2017(g)	6,331,238
171,788		U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2018(g)	176,969

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – continued
$ 3,519,359	U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2022(g)	$3,475,092
2,671,501	U.S. Treasury Inflation Indexed Note, 0.125%, 7/15/2022(g)	2,631,429
182,160	U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023(g)	177,207
85,320	U.S. Treasury Inflation Indexed Note, 0.375%, 7/15/2023(g)	84,880
2,266,957	Uruguay Government International Bond, 4.375%, 12/15/2028, (UYU)	110,547

		19,651,646

	Wireless – 1.4%
4,000,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	297,667
230,000	American Tower Corp., 4.700%, 3/15/2022	223,477
495,000	Sprint Capital Corp., 6.875%, 11/15/2028	441,788
20,000	Sprint Capital Corp., 8.750%, 3/15/2032	20,325
480,000	Sprint Corp., 7.875%, 9/15/2023, 144A	489,600
205,000	Verizon Communications, Inc., 5.150%, 9/15/2023	219,716
110,000	Verizon Communications, Inc., 6.400%, 9/15/2033	122,156

		1,814,729

	Wirelines – 1.9%
10,000	CenturyLink, Inc., 5.625%, 4/01/2020	9,762
80,000	CenturyLink, Inc., 7.650%, 3/15/2042	71,200
240,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	214,200
295,000	Embarq Corp., 7.995%, 6/01/2036	300,331
175,000	Frontier Communications Corp., 7.125%, 3/15/2019	185,719
75,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	75,750
70,000	Level 3 Financing, Inc., 8.125%, 7/01/2019	74,900
85,000	Level 3 Financing, Inc., 8.625%, 7/15/2020	92,862
400,000	Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)	158,065
15,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	15,225
285,000	Qwest Corp., 7.250%, 10/15/2035	279,712
269,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	221,240

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$ 402,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	$345,287
40,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	37,167
45,000	Telecom Italia Capital S.A., 7.721%, 6/04/2038	43,314
75,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	76,788
75,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	76,797
75,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	79,605
100,000	Telefonica Emisiones SAU, EMTN, 5.597%, 3/12/2020, (GBP)	169,863

		2,527,787

	Total Non-Convertible Bonds (Identified Cost $59,934,167)	59,112,590

Convertible Bonds – 3.5%
	Automotive – 0.2%
115,000	Ford Motor Co., 4.250%, 11/15/2016	227,197

	Construction Machinery – 0.2%
190,000	Ryland Group, Inc. (The), 1.625%, 5/15/2018	276,094
20,000	Trinity Industries, Inc., 3.875%, 6/01/2036	24,262

		300,356

	Healthcare – 0.1%
95,000	Hologic, Inc., Series 2010, (accretes to principal after 12/15/2016), 2.000%, 12/15/2037(h)	106,875

	Home Construction – 0.7%
10,000	Lennar Corp., 2.000%, 12/01/2020, 144A	12,900
160,000	Lennar Corp., 2.750%, 12/15/2020, 144A	271,200
240,000	Lennar Corp., 3.250%, 11/15/2021, 144A	398,400
220,000	Standard Pacific Corp., 1.250%, 8/01/2032	271,425

		953,925

	Independent Energy – 0.2%
75,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	73,688
130,000	Cobalt International Energy, Inc., 2.625%, 12/01/2019	137,475

		211,163

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Life Insurance – 0.1%
$ 100,000	Old Republic International Corp., 3.750%, 3/15/2018	$118,188

	Metals & Mining – 0.2%
150,000	Peabody Energy Corp., 4.750%, 12/15/2066	120,375
85,000	United States Steel Corp., 2.750%, 4/01/2019	94,084

		214,459

	Non-Captive Diversified – 0.0%
5,000	Jefferies Group LLC, 3.875%, 11/01/2029	5,241

	Oil Field Services – 0.1%
130,000	Hornbeck Offshore Services, Inc., 1.500%, 9/01/2019	168,025

	Packaging – 0.1%
170,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	175,844

	Pharmaceuticals – 0.3%
75,000	Gilead Sciences, Inc., Series D, 1.625%, 5/01/2016	207,656
65,000	Mylan, Inc., 3.750%, 9/15/2015	188,378

		396,034

	REITs - Mortgage – 0.1%
70,000	iStar Financial, Inc., 3.000%, 11/15/2016	87,281

	Retailers – 0.2%
246,000	priceline.com, Inc., 0.350%, 6/15/2020, 144A	257,531
20,000	priceline.com, Inc., 1.000%, 3/15/2018	25,700

		283,231

	Technology – 1.0%
90,000	Ciena Corp., 0.875%, 6/15/2017	91,631
65,000	Ciena Corp., 3.750%, 10/15/2018, 144A	95,753
520,000	Intel Corp., 2.950%, 12/15/2035	562,900
30,000	Micron Technology, Inc., Series B, 1.875%, 8/01/2031	56,231
150,000	Micron Technology, Inc., Series C, 2.375%, 5/01/2032	286,875
35,000	Micron Technology, Inc., Series D, 3.125%, 5/01/2032	66,369
70,000	Novellus Systems, Inc., 2.625%, 5/15/2041	110,819

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Technology – continued
$ 80,000	Xilinx, Inc., 2.625%, 6/15/2017	$129,800

		1,400,378

	Textile – 0.0%
45,000	Iconix Brand Group, Inc., 2.500%, 6/01/2016	55,378

	Total Convertible Bonds (Identified Cost $3,925,180)	4,703,575

Municipals – 0.0%
	Michigan – 0.0%
45,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034 (Identified Cost $44,998)	35,466

	Total Bonds and Notes (Identified Cost $63,904,345)	63,851,631

Shares
Preferred Stocks – 2.0%
Convertible Preferred Stocks – 1.3%
	Automotive – 0.6%
15,950	General Motors Co., Series B, 4.750%	799,892

	Banking – 0.1%
70	Wells Fargo & Co., Series L, Class A, 7.500%	79,626

	Independent Energy – 0.0%
45	Chesapeake Energy Corp., Series A, 5.750%, 144A	49,641

	Metals & Mining – 0.2%
14,284	Cliffs Natural Resources, Inc., 7.000%	282,395

	Non-Captive Diversified – 0.0%
19	Bank of America Corp., Series L, 7.250%	20,520

	REITs - Healthcare – 0.1%
3,900	Health Care REIT, Inc., Series I, 6.500%	224,445

	REITs - Mortgage – 0.1%
1,780	iStar Financial, Inc., Series J, 4.500%	98,576

	Utility Other – 0.2%
2,279	Dominion Resources, Inc., Series A, 6.125%	121,562

Shares	Description	Value (†)
Preferred Stocks – continued
Convertible Preferred Stocks – continued
	Utility Other – continued
2,890	Dominion Resources, Inc., Series B, 6.000%	$154,470

		276,032

	Total Convertible Preferred Stocks (Identified Cost $1,744,776)	1,831,127

Non-Convertible Preferred Stocks – 0.7%
	Banking – 0.7%
4,375	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	117,163
275	Ally Financial, Inc., Series G, 7.000%, 144A	262,762
4,125	Countrywide Capital IV, 6.750%	102,713
20,424	SunTrust Banks, Inc., 5.875%	442,384

	Total Non-Convertible Preferred Stocks (Identified Cost $867,342)	925,022

	Total Preferred Stocks (Identified Cost $2,612,118)	2,756,149

Notional Amount
Purchased Swaptions – 0.7%
	Interest Rate Swaptions – 0.7%
$ 10,500,000	2-year Interest Rate Swap Put, expiring 3/11/2014, Pay 3-month LIBOR, Receive 0.674%(i)(j)	26,806
6,000,000	2-year Interest Rate Swap Put, expiring 9/19/2014, Pay 3-month LIBOR, Receive 1.080%(j)(k)	39,378
6,950,000	5-year Interest Rate Swap Put, expiring 3/27/2014, Pay 3-month LIBOR, Receive 1.378%(i)(j)	16,472
17,500,000	10-year Interest Rate Swap Call, expiring 6/22/2015, Pay 3.440%, Receive 3-month LIBOR(i)(j)	829,325

	Total Purchased Swaptions (Identified Cost $1,007,753)	911,981

Principal Amount (‡)
Short-Term Investments – 0.8%
1,079,319	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2013 at 0.000% to be repurchased at $1,079,319 on 10/01/2013 collateralized by $1,110,000 Federal Home Loan Bank, 0.120% due 3/28/2014 valued at $1,110,000(l)	1,079,319
25,000	U.S. Treasury Bill, 0.047%, 10/03/2013(m)	25,000

	Total Short-Term Investments (Identified Cost $1,104,319)	1,104,319

	Total Investments – 100.6% (Identified Cost $130,124,764)(a)	$135,613,481
	Other assets less liabilities – (0.6)%	(851,674)

	Net Assets – 100.0%	$134,761,807

Notional Amount
Written Swaptions – (0.4)%
	Interest Rate Swaptions – (0.4)%
$ 10,500,000	2-year Interest Rate Swap Put, expiring 3/11/2014, Pay 0.398%, Receive 3-month LIBOR(i)(j)	$(2,132)
6,950,000	5-year Interest Rate Swap Put, expiring 3/27/2014, Pay 0.957%, Receive 3-month LIBOR(i)(j)	(1,015)
17,500,000	10-year Interest Rate Swap Call, expiring 6/22/2015, Pay 3-month LIBOR, Receive 3.940%(i)(j)	(530,092)

	Total Written Swaptions (Premiums Received $588,139)	$(533,239)

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and subadvisers and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service, recommended by the investment adviser and subadvisers and approved by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid prices may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Futures contracts are valued at their most recent settlement price.

Options on interest rate swaps (“interest rate swaptions”) are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available, or prices obtained from broker-dealers.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadvisers under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At September 30, 2013, the net unrealized appreciation on investments based on a cost of $130,494,198 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$11,445,145
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(6,325,862)

Net unrealized appreciation	$5,119,283

At December 31, 2012, the Fund had a short-term capital loss carryforward of $16,671,610 of which $2,473,528 expires on December 31, 2016 and $14,198,082 expires on December 31, 2017. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	Variable rate security. Rate as of September 30, 2013 is disclosed.
(d)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts or swaptions.
(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended September 30, 2013, the issuer has paid 100% of the interest payments in-kind.
(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	Treasury Inflation Protected Security (TIPS).
(h)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(i)	Counterparty is Citibank, N.A.
(j)	The Fund may enter into interest rate swaptions. An interest rate swaption gives the holder the right, but not the obligation, to enter into or cancel an interest rate swap agreement at a future date. Interest rate swaptions may be either purchased or written. The buyer of an interest rate swaption may purchase either the right to receive a fixed rate in the underlying swap (known as a “receiver swaption”) or to pay a fixed rate (known as a “payer swaption”), based on the notional amount of the swap agreement, in exchange for a floating rate.

When the Fund purchases an interest rate swaption, it pays a premium and the swaption is subsequently marked to market to reflect current value. Premiums paid for purchasing interest rate swaptions which expire are treated as realized losses.

Premiums paid for purchasing interest rate swaptions which are exercised are added to the cost or deducted from the proceeds on the underlying swap to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing interest rate swaptions is limited to the premium paid.

When the Fund writes an interest rate swaption, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current value. Premiums received for written interest rate swaptions which expire are treated as realized gains. Premiums received for written interest rate swaptions which are exercised are deducted from the cost or added to the proceeds on the underlying swap to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the premium received and any amount paid on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written interest rate swaption, bears the risk of an unfavorable change in the market value of the swap underlying the written interest rate swaption.

Over-the-counter interest rate swaptions are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the swaption.

(k)	Counterparty is Credit Suisse International.
(l)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
(m)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(n)	Perpetual bond with no specified maturity date.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the value of Rule 144A holdings amounted to $11,276,855 or 8.4% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
NZD	New Zealand Dollar
PHP	Philippine Peso
UYU	Uruguayan Peso

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At September 30, 2013, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	12/04/2013	British Pound	67,000	$108,415	$(4,804)
Sell[2]	10/31/2013	Euro	1,398,000	1,891,420	(43,632)

Total					$(48,436)

[1]	Counterparty is Credit Suisse International.
[2]	Counterparty is Barclays Bank PLC.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Common Stocks*	$66,989,401	$—	$—		$66,989,401
Bonds and Notes
Non-Convertible Bonds
ABS Other	—	—	275,800	(a)	275,800
Airlines	—	206,076	1,478,220	(a)	1,684,296
All Other Non-Convertible Bonds*	—	57,152,494	—		57,152,494

Total Non-Convertible Bonds	—	57,358,570	1,754,020		59,112,590

Convertible Bonds*	—	4,703,575	—		4,703,575
Municipals*	—	35,466	—		35,466

Total Bonds and Notes	—	62,097,611	1,754,020		63,851,631

Preferred Stocks*	2,756,149	—	—		2,756,149
Purchased Swaptions*	—	911,981	—		911,981
Short-Term Investments	—	1,104,319	—		1,104,319

Total	$69,745,550	$64,113,911	$1,754,020		$135,613,481

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Swaptions*	$—	$(533,239)	$—	$(533,239)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(48,436)	—	(48,436)

Total	$—	$(581,675)	$—	$(581,675)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.

Preferred stocks valued at $166,664 were transferred from Level 2 to Level 1 during the period ended September 30, 2013. At September 30, 2013, these securities were valued at the last sale price in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

The Fund’s pricing policies and procedures are recommended by the investment adviser and approved by the Board of Trustees. Debt securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the investment adviser, subject to oversight by Fund management under the general supervision of the Board of Trustees. If the investment adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2012 and/or September 30, 2013:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2013
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$—	$(3,768)	$279,568	$—	$—	$—	$275,800	$(3,768)
Airlines	—	51	21	(37,368)	85,000	(45,862)	1,476,378	—	1,478,220	(37,368)

Total	$—	$51	$21	$(41,136)	$364,568	$(45,862)	$1,476,378	$—	$1,754,020	$(41,136)

Debt securities valued at $1,476,378 were transferred from Level 2 to Level 3 during the period ended September 30, 2013. At September 30, 2013, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts, futures contracts, interest rate swaps and swaptions.

The Fund may use interest rate swaps and interest rate swaptions to gain exposure, such as to enter into a contract to benefit from a rise or fall in interest rates. During the period ended September 30, 2013, the Fund engaged in interest rate swaps and interest rate swaptions for this purpose.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the period ended September 30, 2013, the Fund engaged in forward foreign currency transactions for hedging purposes.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts, interest rate swaps and interest rate swaptions to hedge against changes in interest rates and to manage its duration without having to buy or sell portfolio securities. During the period ended September 30, 2013, the Fund used futures contracts for hedging purposes and interest rate swaps and interest rate swaptions for hedging purposes and to manage duration.

The following is a summary of derivative instruments for the Fund, as of September 30, 2013:

Assets	Investments at value[1]	Unrealized appreciation on forward foreign currency contracts	Total
Over-the-counter asset derivatives
Interest rate contracts	$911,981	$—	$911,981

Liabilities	Swaptions written at value	Unrealized depreciation on forward foreign currency contracts	Total
Over-the-counter liability derivatives
Interest rate contracts	$(533,239)	$—	$(533,239)
Foreign exchange contracts	—	(48,436)	(48,436)

Total over-the-counter liability derivatives	$(533,239)	$(48,436)	$(581,675)

[1]	Represents purchased swaptions, at value.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

The Fund enters into over-the-counter derivatives, including forward foreign currency contracts and interest rate swaptions, pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of September 30, 2013, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts, is as follows:

Counterparty	Derivatives	Collateral Pledged
Barclays Bank PLC	$(43,632)	—

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The risk of loss to the Fund from counterparty default should be limited to the extent the Fund is undercollateralized for over-the-counter derivatives; however, final settlement of the Fund’s claim against any collateral received may be subject to bankruptcy court proceedings. Additionally, cash or securities held at or pledged to counterparties as collateral may be subject to bankruptcy court proceedings. As of September 30, 2013, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations, including securities held at or pledged to counterparties as collateral that could be subject to the terms of a final settlement in a bankruptcy court proceeding, is $911,981 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $373,938. These amounts do not take into account cash received by the Fund in the amount of $260,000.

Industry Summary at September 30, 2013 (Unaudited)

Treasuries	14.6%
REITs - Apartments	4.1
Banking	4.1
REITs - Regional Malls	3.9
REITs - Office Property	3.3
Multi Utilities	3.2
REITs - Healthcare	3.1
Electric Utilities	3.0
REITs - Diversified	2.6
REITs - Storage	2.4
Technology	2.3
REITs - Shopping Centers	2.2
ABS Home Equity	2.2
Aerospace & Defense	2.1
Metals & Mining	2.1
Other Investments, less than 2% each	44.6
Short-Term Investments	0.8

Total Investments	100.6
Other assets less liabilities (including open written swaptions and forward foreign currency contracts)	(0.6)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2013 (Unaudited)

Natixis Oakmark International Fund

Shares	Description	Value (†)
Common Stocks – 91.3% of Net Assets
	Australia – 4.7%
1,613,568	AMP Ltd.	$6,945,959
367,719	Orica Ltd.	6,889,729

		13,835,688

	Canada – 1.7%
145,400	Thomson Reuters Corp.	5,084,518

	France – 12.5%
142,042	BNP Paribas S.A.	9,608,358
12,500	Christian Dior S.A.(b)	2,453,294
67,300	Danone S.A.	5,067,269
26,350	Kering	5,905,074
18,500	LVMH Moet Hennessy Louis Vuitton S.A.	3,645,707
42,400	Pernod Ricard S.A.	5,265,048
45,829	Publicis Groupe S.A.	3,645,613
9,500	Sanofi	962,130

		36,552,493

	Germany – 11.4%
60,200	Allianz SE, (Registered)	9,471,170
70,300	Bayerische Motoren Werke AG	7,560,353
10,500	Continental AG	1,780,018
117,500	Daimler AG, (Registered)	9,161,469
75,900	SAP AG	5,613,185

		33,586,195

	Ireland – 1.6%
252,400	Experian PLC	4,805,634

	Israel – 1.1%
55,500	Check Point Software Technologies Ltd.(c)	3,139,080

	Italy – 3.5%
4,926,900	Intesa Sanpaolo SpA	10,191,434

	Japan – 12.5%
266,100	Canon, Inc.	8,520,344
740,000	Daiwa Securities Group, Inc.	6,678,240
3,500	FANUC Corp.	580,045
168,500	Honda Motor Co. Ltd.	6,440,537
28,900	Meitec Corp.	833,971
176,300	Olympus Corp.(c)	5,385,300
42,000	Omron Corp.	1,521,400
20,100	Rohm Co. Ltd.	828,860
14,900	Secom Co. Ltd.	933,901
76,900	Toyota Motor Corp.	4,932,175

		36,654,773

Shares	Description	Value (†)
Common Stocks – continued
	Korea – 0.2%
510	Samsung Electronics Co. Ltd.	$648,716

	Netherlands – 7.7%
83,994	Akzo Nobel NV	5,518,455
557,200	CNH Industrial NV	7,146,102
39,200	Heineken Holding NV	2,478,425
172,400	Koninklijke Ahold NV	2,986,866
140,189	Koninklijke Philips Electronics	4,522,641

		22,652,489

	Sweden – 4.5%
159,700	Atlas Copco AB, Series B	4,220,286
127,400	Hennes & Mauritz AB, Series B	5,535,082
119,700	SKF AB, Series B	3,331,831

		13,087,199

	Switzerland – 16.1%
76,700	Adecco S.A., (Registered)	5,471,470
44,800	Cie Financiere Richemont S.A., (Registered)	4,488,771
460,058	Credit Suisse Group AG, (Registered)	14,069,458
625	Geberit AG, (Registered)	168,881
800	Givaudan S.A., (Registered)	1,169,262
104,300	Holcim Ltd., (Registered)	7,776,368
49,900	Kuehne & Nagel International AG, (Registered)	6,545,082
82,800	Nestle S.A., (Registered)	5,773,985
24,300	Novartis AG, (Registered)	1,869,112

		47,332,389

	United Kingdom – 13.4%
165,500	Diageo PLC	5,260,818
164,200	GlaxoSmithKline PLC	4,128,439
5,828,000	Lloyds Banking Group PLC(c)	6,939,108
113,100	Schroders PLC	4,715,370
100	Schroders PLC, (Non Voting)	3,492
196,900	Smiths Group PLC	4,453,374
982,100	Tesco PLC	5,709,460
149,200	Willis Group Holdings PLC	6,464,836
11,156	Wolseley PLC	577,186
44,200	WPP PLC	908,312

		39,160,395

	United States – 0.4%
14,900	Signet Jewelers Ltd.	1,067,585

	Total Common Stocks (Identified Cost $238,676,571)	267,798,588

Principal Amount
Short-Term Investments – 7.4%
$21,744,199	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2013 at 0.000% to be repurchased at $21,744,199 on 10/01/2013 collateralized by $21,980,000 U.S. Treasury Note, 1.875% due 2/28/2014 valued at $22,179,864 including accrued interest(d) (Identified Cost $21,744,199)	21,744,199

	Total Investments – 98.7% (Identified Cost $260,420,770)(a)	289,542,787
	Other assets less liabilities – 1.3%	3,757,773

	Net Assets – 100.0%	$293,300,560

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and subadviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service, recommended by the investment adviser and subadviser and approved by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid prices may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At September 30, 2013, approximately 85% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2013, the net unrealized appreciation on investments based on a cost of $260,420,770 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$31,555,453
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,433,436)

Net unrealized appreciation	$29,122,017

At December 31, 2012, the Fund had a short-term capital loss carryforward of $745,109 with no expiration date and a long-term capital loss carryforward of $303,650 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts.

(c)	Non-income producing security.

(d)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At September 30, 2013, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell[1]	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell	12/18/2013	Australian Dollar	3,940,000	$3,657,324	$349,263
Sell	12/18/2013	Australian Dollar	540,000	501,257	(12,487)
Sell	12/18/2013	Japanese Yen	218,300,000	2,221,970	10,593
Sell	6/18/2014	Swedish Krona	23,700,000	3,665,490	(50,040)
Sell	3/19/2014	Swiss Franc	9,860,000	10,919,832	(292,656)

Total					$4,673

[1]	Counterparty is State Street Bank and Trust Company.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$13,835,688	$—	$13,835,688
France	—	36,552,493	—	36,552,493
Germany	—	33,586,195	—	33,586,195
Ireland	—	4,805,634	—	4,805,634
Italy	—	10,191,434	—	10,191,434
Japan	—	36,654,773	—	36,654,773
Korea	—	648,716	—	648,716
Netherlands	7,146,102	15,506,387	—	22,652,489
Sweden	—	13,087,199	—	13,087,199
Switzerland	—	47,332,389	—	47,332,389
United Kingdom	6,464,836	32,695,559	—	39,160,395
All Other Common Stocks*	9,291,183	—	—	9,291,183

Total Common Stocks	22,902,121	244,896,467	—	267,798,588

Short-Term Investments	—	21,744,199	—	21,744,199

Total Investments	22,902,121	266,640,666	—	289,542,787

Forward Foreign Currency Contracts (unrealized appreciation)	—	359,856	—	359,856

Total	$22,902,121	$267,000,522	$—	$289,902,643

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(355,183)	$—	$(355,183)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2013, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the period ended September 30, 2013, the Fund engaged in forward foreign currency transactions for hedging purposes.

The following is a summary of derivative instruments for the Fund, as of September 30, 2013:

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$359,856

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(355,183)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

The Fund enters into over-the-counter derivatives, including forward foreign currency contracts, pursuant to an International Swaps and Derivatives Association, Inc. (“ISDA”) agreement between the Fund and its counterparty. The ISDA agreement contains master netting provisions in the event of a default or other termination event. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements and monitoring of counterparty credit default swap spreads. As of September 30, 2013, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations is $359,856 and the amount of loss that the Fund would incur after taking into account master netting provisions is $4,673.

Industry Summary at September 30, 2013 (Unaudited)

Automobiles	9.6%
Commercial Banks	9.2
Capital Markets	8.7
Insurance	7.8
Textiles, Apparel & Luxury Goods	5.6
Machinery	5.2
Chemicals	4.6
Beverages	4.5
Professional Services	3.8
Food Products	3.7
Media	3.3
Industrial Conglomerates	3.0
Software	3.0
Food & Staples Retailing	3.0
Office Electronics	2.9
Construction Materials	2.6
Pharmaceuticals	2.3
Specialty Retail	2.3
Marine	2.2
Other Investments, less than 2% each	4.0
Short-Term Investments	7.4

Total Investments	98.7
Other assets less liabilities (including open forward foreign currency contracts)	1.3

Net Assets	100.0%

Currency Exposure Summary at September 30, 2013 (Unaudited)

Euro	35.1%
Swiss Franc	16.1
British Pound	12.8
Japanese Yen	12.5
United States Dollar	11.1
Australian Dollar	4.7
Swedish Krona	4.5
Other, less than 2% each	1.9

Total Investments	98.7
Other assets less liabilities (including open forward foreign currency contracts)	1.3

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2013 (Unaudited)

Natixis U.S. Multi-Cap Equity Fund

Shares	Description	Value (†)
Common Stocks – 96.1% of Net Assets
	Aerospace & Defense – 0.3%
8,033	TransDigm Group, Inc.	$1,114,177

	Air Freight & Logistics – 2.0%
45,175	Expeditors International of Washington, Inc.	1,990,411
38,600	FedEx Corp.	4,404,646
23,084	United Parcel Service, Inc., Class B	2,109,185

		8,504,242

	Auto Components – 2.7%
33,800	Autoliv, Inc.	2,953,782
61,700	Delphi Automotive PLC	3,604,514
35,058	Lear Corp.	2,509,101
31,500	TRW Automotive Holdings Corp.(b)	2,246,265

		11,313,662

	Automobiles – 1.7%
141,200	General Motors Co.(b)	5,078,964
10,429	Tesla Motors, Inc.(b)	2,017,177

		7,096,141

	Beverages – 1.2%
16,658	Beam, Inc.	1,076,939
32,043	Coca-Cola Co. (The)	1,213,789
1,876	Diageo PLC, Sponsored ADR	238,402
22,627	Monster Beverage Corp.(b)	1,182,261
29,036	SABMiller PLC, Sponsored ADR	1,472,706

		5,184,097

	Biotechnology – 1.9%
27,421	ACADIA Pharmaceuticals, Inc.(b)	753,255
9,985	Aegerion Pharmaceuticals, Inc.(b)	855,815
14,095	Amgen, Inc.	1,577,794
13,746	Medivation, Inc.(b)	823,935
9,096	Pharmacyclics, Inc.(b)	1,259,068
14,421	Puma Biotechnology, Inc.(b)	773,831
3,483	Regeneron Pharmaceuticals, Inc.(b)	1,089,726
18,363	TESARO, Inc.(b)	711,383

		7,844,807

	Building Products – 0.7%
28,098	Armstrong World Industries, Inc.(b)	1,544,266
32,545	Fortune Brands Home & Security, Inc.	1,354,848

		2,899,114

	Capital Markets – 4.5%
10,138	Affiliated Managers Group, Inc.(b)	1,851,604
9,000	BlackRock, Inc.	2,435,580
93,413	Franklin Resources, Inc.	4,722,027
24,500	Goldman Sachs Group, Inc. (The)	3,876,145
17,228	Greenhill & Co., Inc.	859,333

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – continued
28,110	Legg Mason, Inc.	$939,998
43,234	Raymond James Financial, Inc.	1,801,561
55,893	SEI Investments Co.	1,727,653
4,169	Virtus Investment Partners, Inc.(b)	678,046

		18,891,947

	Chemicals – 1.7%
30,604	Axiall Corp.	1,156,525
25,721	Cytec Industries, Inc.	2,092,661
16,060	Westlake Chemical Corp.	1,680,840
25,658	WR Grace & Co.(b)	2,242,509

		7,172,535

	Commercial Banks – 3.8%
186,528	KeyCorp	2,126,419
36,557	Prosperity Bancshares, Inc.	2,260,685
17,143	Signature Bank(b)	1,568,927
28,175	Texas Capital Bancshares, Inc.(b)	1,295,205
64,500	US Bancorp	2,359,410
151,000	Wells Fargo & Co.	6,239,320

		15,849,966

	Commercial Services & Supplies – 0.8%
34,380	ADT Corp. (The)(b)	1,397,891
27,917	Rollins, Inc.	740,080
11,610	Stericycle, Inc.(b)	1,339,794

		3,477,765

	Communications Equipment – 1.4%
136,393	Cisco Systems, Inc.	3,194,324
37,720	QUALCOMM, Inc.	2,540,819

		5,735,143

	Consumer Finance – 1.1%
23,853	American Express Co.	1,801,379
42,300	Capital One Financial Corp.	2,907,702

		4,709,081

	Diversified Consumer Services – 0.3%
15,399	Ascent Media Corp., Class A(b)	1,241,467

	Diversified Financial Services – 2.4%
34,109	CBOE Holdings, Inc.	1,542,750
96,100	JPMorgan Chase & Co.	4,967,409
14,635	MarketAxess Holdings, Inc.	878,686
79,457	NASDAQ OMX Group, Inc. (The)	2,549,775

		9,938,620

	Electric Utilities – 0.4%
16,225	ITC Holdings Corp.	1,522,879

	Electrical Equipment – 1.0%
62,555	Babcock & Wilcox Co.	2,109,355

Shares	Description	Value (†)
Common Stocks – continued
	Electrical Equipment – continued
18,000	Rockwell Automation, Inc.	$1,924,920

		4,034,275

	Electronic Equipment, Instruments & Components – 1.8%
26,712	Amphenol Corp., Class A	2,066,974
48,191	Avnet, Inc.	2,010,047
32,301	Belden, Inc.	2,068,879
67,101	Jabil Circuit, Inc.	1,454,750

		7,600,650

	Energy Equipment & Services – 3.3%
6,969	Dril-Quip, Inc.(b)	799,693
66,907	Helix Energy Solutions Group, Inc.(b)	1,697,430
50,000	National Oilwell Varco, Inc.	3,905,500
41,945	Oceaneering International, Inc.	3,407,612
16,591	Oil States International, Inc.(b)	1,716,505
23,888	Schlumberger Ltd.	2,110,744

		13,637,484

	Food Products – 2.5%
147,179	Danone S.A., Sponsored ADR	2,213,572
24,646	Green Mountain Coffee Roasters, Inc.(b)	1,856,583
13,140	Hershey Co. (The)	1,215,450
13,014	Ingredion, Inc.	861,137
18,779	J.M. Smucker Co. (The)	1,972,546
62,500	Unilever PLC, Sponsored ADR	2,411,250

		10,530,538

	Health Care Equipment & Supplies – 2.9%
58,620	CareFusion Corp.(b)	2,163,078
30,191	DexCom, Inc.(b)	852,292
63,738	Hologic, Inc.(b)	1,316,189
26,429	Insulet Corp.(b)	957,787
24,600	Medtronic, Inc.	1,309,950
16,004	Teleflex, Inc.	1,316,809
20,882	Varian Medical Systems, Inc.(b)	1,560,512
30,027	Zimmer Holdings, Inc.	2,466,418

		11,943,035

	Health Care Providers & Services – 1.5%
20,233	MEDNAX, Inc.(b)	2,031,393
26,424	Universal Health Services, Inc., Class B	1,981,536
29,373	WellCare Health Plans, Inc.(b)	2,048,473

		6,061,402

	Health Care Technology – 0.2%
7,878	athenahealth, Inc.(b)	855,236

	Hotels, Restaurants & Leisure – 4.1%
3,027	Chipotle Mexican Grill, Inc.(b)	1,297,675
29,257	Dunkin’ Brands Group, Inc.	1,324,172
33,689	Interval Leisure Group, Inc.	796,071
82,500	Marriott International, Inc., Class A	3,469,950
17,700	McDonald’s Corp.	1,702,917

Shares	Description	Value (†)
Common Stocks – continued
	Hotels, Restaurants & Leisure – continued
75,472	Melco Crown Entertainment Ltd., Sponsored ADR(b)	$2,402,274
29,269	Pinnacle Entertainment, Inc.(b)	733,188
42,600	Six Flags Entertainment Corp.	1,439,454
25,500	Starwood Hotels & Resorts Worldwide, Inc.	1,694,475
34,527	Wyndham Worldwide Corp.	2,105,111

		16,965,287

	Household Durables – 0.9%
18,023	Harman International Industries, Inc.	1,193,663
53,527	Jarden Corp.(b)	2,590,707

		3,784,370

	Household Products – 0.6%
9,344	Clorox Co. (The)	763,592
22,531	Procter & Gamble Co. (The)	1,703,118

		2,466,710

	Insurance – 1.6%
102,300	American International Group, Inc.	4,974,849
52,529	Brown & Brown, Inc.	1,686,181

		6,661,030

	Internet & Catalog Retail – 2.6%
11,611	Amazon.com, Inc.(b)	3,630,063
79,569	Liberty Interactive Corp., Class A(b)	1,867,485
20,154	Liberty Ventures, Series A(b)	1,776,978
7,082	Netflix, Inc.(b)	2,189,825
18,107	TripAdvisor, Inc.(b)	1,373,235

		10,837,586

	Internet Software & Services – 4.4%
36,142	Cornerstone OnDemand, Inc.(b)	1,859,144
68,119	Facebook, Inc., Class A(b)	3,422,299
5,350	Google, Inc., Class A(b)	4,686,118
30,988	IAC/InterActiveCorp	1,694,114
10,424	LinkedIn Corp., Class A(b)	2,564,929
6,424	MercadoLibre, Inc.	866,662
29,824	Pandora Media, Inc.(b)	749,477
19,302	Trulia, Inc.(b)	907,773
13,364	Yelp, Inc.(b)	884,430
9,137	Zillow, Inc., Class A(b)	770,889

		18,405,835

	IT Services – 4.4%
13,311	Alliance Data Systems Corp.(b)	2,814,877
12,698	Automatic Data Processing, Inc.	919,081
5,900	MasterCard, Inc., Class A	3,969,402
29,090	Teradata Corp.(b)	1,612,750
34,651	Visa, Inc., Class A	6,621,806
25,541	WEX, Inc.(b)	2,241,223

		18,179,139

	Life Sciences Tools & Services – 0.8%
14,001	Mettler-Toledo International, Inc.(b)	3,361,500

Shares	Description	Value (†)
Common Stocks – continued
	Machinery – 5.0%
17,989	Actuant Corp., Class A	$698,693
13,811	Chart Industries, Inc.(b)	1,699,306
20,200	Cummins, Inc.	2,683,974
64,600	Illinois Tool Works, Inc.	4,927,042
59,407	ITT Corp.	2,135,682
14,168	Kadant, Inc.	475,903
5,585	Middleby Corp. (The)(b)	1,166,762
10,900	Parker Hannifin Corp.	1,185,048
12,751	Proto Labs, Inc.(b)	974,049
11,207	RBC Bearings, Inc.(b)	738,429
56,658	TriMas Corp.(b)	2,113,343
23,686	WABCO Holdings, Inc.(b)	1,995,782

		20,794,013

	Marine – 0.5%
22,571	Kirby Corp.(b)	1,953,520

	Media – 4.1%
61,800	Comcast Corp., Special Class A	2,680,266
15,330	Discovery Communications, Inc., Class A(b)	1,294,159
24,132	Liberty Media Corp., Class A(b)	3,551,024
91,755	Lions Gate Entertainment Corp.(b)	3,216,013
57,664	Live Nation Entertainment, Inc.(b)	1,069,667
31,200	Omnicom Group, Inc.	1,979,328
26,872	Sinclair Broadcast Group, Inc., Class A	900,749
51,940	Starz, Class A(b)	1,461,072
13,804	Tribune Co.(b)	870,894

		17,023,172

	Metals & Mining – 0.5%
27,193	Reliance Steel & Aluminum Co.	1,992,431

	Multi Utilities – 0.3%
44,872	CMS Energy Corp.	1,181,031

	Multiline Retail – 0.8%
26,244	Dollar Tree, Inc.(b)	1,500,107
25,100	Family Dollar Stores, Inc.	1,807,702

		3,307,809

	Oil, Gas & Consumable Fuels – 2.3%
47,998	Cabot Oil & Gas Corp.	1,791,285
13,404	Clayton Williams Energy, Inc.(b)	703,308
21,848	Diamondback Energy, Inc.(b)	931,599
29,800	ExxonMobil Corp.	2,563,992
34,203	Gulfport Energy Corp.(b)	2,200,621
51,171	QEP Resources, Inc.	1,416,925

		9,607,730

	Personal Products – 0.3%
44,396	Prestige Brands Holdings, Inc.(b)	1,337,208

	Pharmaceuticals – 2.2%
13,413	Actavis, Inc.(b)	1,931,472
19,287	Jazz Pharmaceuticals PLC(b)	1,773,825

Shares	Description	Value (†)
Common Stocks – continued
	Pharmaceuticals – continued
28,010	Mallinckrodt PLC(b)	$1,234,961
21,260	Merck & Co., Inc.	1,012,189
28,736	Mylan, Inc.(b)	1,096,853
26,337	Novartis AG, ADR	2,020,311

		9,069,611

	REITs—Apartments – 0.3%
40,489	American Campus Communities, Inc.	1,382,699

	REITs—Diversified – 0.6%
25,236	Digital Realty Trust, Inc.	1,340,032
27,247	Potlatch Corp.	1,081,161

		2,421,193

	REITs—Healthcare – 0.4%
75,111	Sabra Healthcare REIT, Inc.	1,728,304

	REITs—Office Property – 0.3%
62,121	BioMed Realty Trust, Inc.	1,154,829

	Road & Rail – 2.0%
61,385	Avis Budget Group, Inc.(b)	1,769,729
55,303	Celadon Group, Inc.	1,032,507
11,312	Genesee & Wyoming, Inc., Class A(b)	1,051,677
14,115	J.B. Hunt Transport Services, Inc.	1,029,407
15,174	Kansas City Southern	1,659,429
12,200	Union Pacific Corp.	1,895,148

		8,437,897

	Semiconductors & Semiconductor Equipment – 6.1%
5,074	Altera Corp.	188,550
6,083	Analog Devices, Inc.	286,205
264,700	Applied Materials, Inc.	4,642,838
41,050	ARM Holdings PLC, Sponsored ADR	1,975,326
16,821	Hittite Microwave Corp.(b)	1,099,252
242,300	Intel Corp.	5,553,516
93,013	Kulicke & Soffa Industries, Inc.(b)	1,074,300
48,100	Lam Research Corp.(b)	2,462,239
187,471	LSI Corp.	1,466,023
33,860	Microchip Technology, Inc.	1,364,220
66,838	NXP Semiconductors NV(b)	2,487,042
33,700	Texas Instruments, Inc.	1,357,099
28,029	Xilinx, Inc.	1,313,439

		25,270,049

	Software – 5.1%
41,010	Autodesk, Inc.(b)	1,688,382
14,600	CommVault Systems, Inc.(b)	1,282,318
12,576	FactSet Research Systems, Inc.	1,372,041
6,509	FireEye, Inc.(b)	270,319
24,242	MICROS Systems, Inc.(b)	1,210,645
41,105	Microsoft Corp.	1,369,207
17,286	NetSuite, Inc.(b)	1,865,851
214,798	Oracle Corp.	7,124,850

Shares	Description	Value (†)
Common Stocks – continued
	Software – continued
28,986	ServiceNow, Inc.(b)	$1,505,823
28,608	Splunk, Inc.(b)	1,717,624
50,604	Synopsys, Inc.(b)	1,907,771

		21,314,831

	Specialty Retail – 3.6%
23,800	Advance Auto Parts, Inc.	1,967,784
24,600	CarMax, Inc.(b)	1,192,362
9,714	Jos. A. Bank Clothiers, Inc.(b)	427,027
55,418	Lowe’s Cos., Inc.	2,638,451
16,520	Lumber Liquidators Holdings, Inc.(b)	1,761,858
13,905	O’Reilly Automotive, Inc.(b)	1,774,139
76,820	Sally Beauty Holdings, Inc.(b)	2,009,611
23,600	Tiffany & Co.	1,808,232
20,268	Tractor Supply Co.	1,361,402

		14,940,866

	Textiles, Apparel & Luxury Goods – 0.7%
22,763	Michael Kors Holdings Ltd.(b)	1,696,299
19,600	NIKE, Inc., Class B	1,423,744

		3,120,043

	Trading Companies & Distributors – 0.4%
20,946	WESCO International, Inc.(b)	1,602,997

	Transportation Infrastructure – 0.4%
31,213	Macquarie Infrastructure Co. LLC	1,671,144

	Water Utilities – 0.7%
75,869	American Water Works Co., Inc.	3,131,872

	Total Common Stocks (Identified Cost $279,268,716)	400,262,969

Closed End Investment Companies – 0.5%
106,323	Ares Capital Corp. (Identified Cost $1,497,686)	1,838,324

Purchased Options – 0.0%
	Options on Securities – 0.0%
120,700	Cobalt International Energy, Inc., Call expiring January 18, 2014 at 32.50(c)	123,717
13,700	Medivation, Inc., Put expiring December 21, 2013 at 40(c)	21,304

		145,021

	Total Purchased Options (Identified Cost $307,450)	145,021

Principal Amount
Short-Term Investments – 3.7%
$15,458,758	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2013 at 0.000% to be repurchased at $15,458,758 on 10/01/2013 collateralized by $15,780,000 Federal Home Loan Bank, 0.120% due 3/28/2014 valued at $15,780,000 including accrued interest(d) (Identified Cost $15,458,758)	15,458,758

	Total Investments – 100.3% (Identified Cost $296,532,610)(a)	417,705,072
	Other assets less liabilities – (0.3)%	(1,124,792)

	Net Assets – 100.0%	$416,580,280

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and subadvisers and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service, recommended by the investment adviser and subadvisers and approved by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid prices may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadvisers under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2013, the net unrealized appreciation on investments based on a cost of $296,532,610 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$122,981,274
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,808,812)

Net unrealized appreciation	$121,172,462

At December 31, 2012, post-October capital loss deferrals were $720,076. This amount may be available to offset future realized gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

(c)	The Fund may enter into option contracts. When the Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options contracts are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. For the period ended September 30, 2013, the Fund was not party to any over-the-counter options.

(d)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$400,262,969	$—	$—	$400,262,969
Closed End Investment Companies	1,838,324	—	—	1,838,324
Purchased Options	145,021	—	—	145,021
Short-Term Investments	—	15,458,758	—	15,458,758

Total	$402,246,314	$15,458,758	$—	$417,705,072

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2013, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include options contracts.

The Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below average performance in individual securities or in the equity market as a whole. The Fund may use purchased put options and written call options to hedge against a decline in value of an equity security that it owns and may use written put options to offset the cost of options used for hedging purposes. The Fund may also use purchased call options and written put options for investment purposes. During the period ended September 30, 2013, the Fund engaged in purchased put and call option transactions for hedging purposes.

The following is a summary of derivative instruments for the Fund as of September 30, 2013:

Assets	Investments at value[1]
Exchange traded/cleared asset derivatives
Equity contracts	$145,021

[1]	Represents purchased options, at value.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at September 30, 2013 (Unaudited)

Semiconductors & Semiconductor Equipment	6.1%
Software	5.1
Machinery	5.0
Capital Markets	4.5
Internet Software & Services	4.4
IT Services	4.4
Media	4.1
Hotels, Restaurants & Leisure	4.1
Commercial Banks	3.8
Specialty Retail	3.6
Energy Equipment & Services	3.3
Health Care Equipment & Supplies	2.9
Auto Components	2.7
Internet & Catalog Retail	2.6
Food Products	2.5
Diversified Financial Services	2.4
Oil, Gas & Consumable Fuels	2.3
Pharmaceuticals	2.2
Air Freight & Logistics	2.0
Road & Rail	2.0
Other Investments, less than 2% each	26.6
Short-Term Investments	3.7

Total Investments	100.3
Other assets less liabilities	(0.3)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2013 (Unaudited)

Vaughan Nelson Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks – 94.0% of Net Assets
	Air Freight & Logistics – 0.1%
4,900	Atlas Air Worldwide Holdings, Inc.(b)	$225,939

	Building Products – 1.5%
67,200	Lennox International, Inc.	5,057,472

	Capital Markets – 2.6%
169,550	LPL Financial Holdings, Inc.	6,495,461
87,200	TCP Capital Corp.	1,414,384
20,050	Waddell & Reed Financial, Inc., Class A	1,032,174

		8,942,019

	Commercial Banks – 9.9%
131,300	Associated Banc-Corp	2,033,837
137,625	Capital Bank Financial Corp., Class A(b)	3,020,869
398,655	FirstMerit Corp.	8,654,800
149,375	Fulton Financial Corp.	1,744,700
116,900	Hancock Holding Co.	3,668,322
112,325	Prosperity Bancshares, Inc.	6,946,178
64,575	Union First Market Bankshares Corp.	1,509,118
245,900	Webster Financial Corp.	6,277,827

		33,855,651

	Commercial Services & Supplies – 3.1%
285,050	KAR Auction Services, Inc.	8,041,260
72,425	McGrath Rentcorp	2,585,573

		10,626,833

	Construction & Engineering – 1.5%
173,225	MasTec, Inc.(b)	5,248,718

	Consumer Finance – 1.2%
70,850	First Cash Financial Services, Inc.(b)	4,105,758

	Containers & Packaging – 4.6%
389,400	Graphic Packaging Holding Co.(b)	3,333,264
87,225	Packaging Corp. of America	4,979,675
154,900	Silgan Holdings, Inc.	7,280,300

		15,593,239

	Diversified Consumer Services – 1.3%
168,575	Hillenbrand, Inc.	4,613,898

	Electrical Equipment – 0.8%
116,975	Thermon Group Holdings, Inc.(b)	2,703,292

	Electronic Equipment, Instruments & Components – 1.6%
69,650	Littelfuse, Inc.	5,448,023

	Energy Equipment & Services – 3.0%
94,350	Atwood Oceanics, Inc.(b)	5,193,024

Shares	Description	Value (†)
Common Stocks – continued
	Energy Equipment & Services – continued
182,975	Forum Energy Technologies, Inc.(b)	$4,942,155

		10,135,179

	Food & Staples Retailing – 1.8%
1,297,050	Rite Aid Corp.(b)	6,173,958

	Gas Utilities – 1.2%
93,175	Atmos Energy Corp.	3,968,323

	Health Care Equipment & Supplies – 3.3%
116,075	Integra LifeSciences Holdings Corp.(b)	4,672,018
21,075	Sirona Dental Systems, Inc.(b)	1,410,550
63,050	Teleflex, Inc.	5,187,754

		11,270,322

	Health Care Providers & Services – 0.6%
44,800	LifePoint Hospitals, Inc.(b)	2,089,024

	Health Care Technology – 1.2%
156,525	MedAssets, Inc.(b)	3,978,866

	Hotels, Restaurants & Leisure – 1.5%
44,900	Choice Hotels International, Inc.	1,939,231
82,125	Jack in the Box, Inc.(b)	3,285,000

		5,224,231

	Household Durables – 2.8%
121,225	Harman International Industries, Inc.	8,028,732
36,275	Ryland Group, Inc. (The)	1,470,588

		9,499,320

	Insurance – 7.8%
166,025	American Equity Investment Life Holding Co.	3,523,051
119,550	Aspen Insurance Holdings Ltd.	4,338,469
380,100	CNO Financial Group, Inc.	5,473,440
162,762	HCC Insurance Holdings, Inc.	7,132,231
205,400	Maiden Holdings Ltd.	2,425,774
60,150	Platinum Underwriters Holdings Ltd.	3,592,759

		26,485,724

	IT Services – 4.1%
220,450	Broadridge Financial Solutions, Inc.	6,999,287
93,800	EPAM Systems, Inc.(b)	3,236,100
73,175	Jack Henry & Associates, Inc.	3,776,562

		14,011,949

	Machinery – 3.0%
165,400	Actuant Corp., Class A	6,424,136
325,225	Wabash National Corp.(b)	3,792,123

		10,216,259

	Metals & Mining – 1.8%
66,150	Globe Specialty Metals, Inc.	1,019,372
68,275	Reliance Steel & Aluminum Co.	5,002,509

		6,021,881

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – 2.4%
170,589	Oasis Petroleum, Inc.(b)	$8,381,038

	Paper & Forest Products – 0.8%
57,450	Clearwater Paper Corp.(b)	2,744,387

	Personal Products – 1.0%
88,925	Elizabeth Arden, Inc.(b)	3,283,111

	Professional Services – 2.8%
114,400	ICF International, Inc.(b)	4,050,904
51,375	Towers Watson & Co., Class A	5,495,070

		9,545,974

	REITs - Hotels – 0.8%
474,875	Hersha Hospitality Trust	2,654,551

	REITs - Office Property – 0.9%
90,525	Highwoods Properties, Inc.	3,196,438

	REITs - Shopping Centers – 1.0%
275,075	Excel Trust, Inc.	3,300,900

	Road & Rail – 1.5%
58,575	Celadon Group, Inc.	1,093,595
94,275	Con-way, Inc.	4,062,310

		5,155,905

	Semiconductors & Semiconductor Equipment – 3.5%
78,150	Microsemi Corp.(b)	1,895,137
119,500	Semtech Corp.(b)	3,583,805
258,225	Skyworks Solutions, Inc.(b)	6,414,309

		11,893,251

	Software – 8.1%
93,200	ACI Worldwide, Inc.(b)	5,038,392
61,025	BroadSoft, Inc.(b)	2,198,731
99,700	Fair Isaac Corp.	5,511,416
26,525	Manhattan Associates, Inc.(b)	2,531,811
172,925	SS&C Technologies Holdings, Inc.(b)	6,588,442
153,800	Verint Systems, Inc.(b)	5,699,828

		27,568,620

	Specialty Retail – 6.6%
144,297	Aaron’s, Inc.	3,997,027
30,750	Abercrombie & Fitch Co., Class A	1,087,628
235,625	Chico’s FAS, Inc.	3,925,512
19,025	DSW, Inc., Class A	1,623,213
100,750	GNC Holdings, Inc., Class A	5,503,972
83,225	Group 1 Automotive, Inc.	6,464,918

		22,602,270

	Textiles, Apparel & Luxury Goods – 1.0%
56,275	Wolverine World Wide, Inc.	3,276,893

	Trading Companies & Distributors – 3.3%
40,700	DXP Enterprises, Inc.(b)	3,214,079

Shares	Description	Value (†)
Common Stocks – continued
	Trading Companies & Distributors – continued
57,200	United Rentals, Inc.(b)	$3,334,188
62,975	WESCO International, Inc.(b)	4,819,477

		11,367,744

	Total Common Stocks (Identified Cost $247,731,461)	320,466,960

Closed End Investment Companies – 2.4%
481,525	Ares Capital Corp. (Identified Cost $7,722,184)	8,325,567

Principal Amount
Short-Term Investments – 4.3%
$14,700,165	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2013 at 0.000% to be repurchased at $14,700,165 on 10/01/2013 collateralized by $14,995,000 Federal Home Loan Mortgage Association, 0.12% due 03/28/2014 valued at $14,995,000 including accrued interest(c) (Identified Cost $14,700,165)	14,700,165

	Total Investments – 100.7% (Identified Cost $270,153,810)(a)	343,492,692
	Other assets less liabilities – (0.7)%	(2,544,088)

	Net Assets – 100.0%	$340,948,604

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and subadviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service, recommended by the investment adviser and subadviser and approved by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid prices may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2013, the net unrealized appreciation on investments based on a cost of $270,153,810 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$74,554,368
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,215,486)

Net unrealized appreciation	$73,338,882

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$320,466,960	$—	$—	$320,466,960
Closed End Investment Companies	8,325,567	—	—	8,325,567
Short-Term Investments	—	14,700,165	—	14,700,165

Total	$328,792,527	$14,700,165	$—	$343,492,692

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2013, there were no transfers among Levels 1, 2 and 3.

Industry Summary at September 30, 2013 (Unaudited)

Commercial Banks	9.9%
Software	8.1
Insurance	7.8
Specialty Retail	6.6
Containers & Packaging	4.6
IT Services	4.1
Semiconductors & Semiconductor Equipment	3.5
Trading Companies & Distributors	3.3
Health Care Equipment & Supplies	3.3
Commercial Services & Supplies	3.1
Machinery	3.0
Energy Equipment & Services	3.0
Professional Services	2.8
Household Durables	2.8
Capital Markets	2.6
Oil, Gas & Consumable Fuels	2.4
Closed End Investment Companies	2.4
Other Investments, less than 2% each	23.1
Short-Term Investments	4.3

Total Investments	100.7
Other assets less liabilities	(0.7)

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 21, 2013

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	November 21, 2013